Capital structure and financing - C.5. Cash and deposits (Details) - USD ($)	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 895,000,000	[1],[2]	$ 875,000,000	[2]	$ 1,164,000,000	$ 528,000,000
Restricted cash	203,000,000	[1]	199,000,000
Non-current financial assets pledged as collateral for contingent liabilities			0
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	526,000,000		619,000,000
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	369,000,000		256,000,000
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	197,000,000		192,000,000
Other Banks
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 7,000,000		$ 7,000,000

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.